Taxes (Details 4) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Allowance for doubtful accounts and other markdown and impairments	$ 8,658,218	$ 8,230,237
Valuation allowance	(8,658,218)	(8,230,237)
Total	$ 0	$ 0